Royalties Paid - Summary of Royalties Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Royalty Payment [abstract]
Amount owing at beginning of the year	$ 17.9	$ 20.6	$ 17.7
Royalties	(116.4)	(110.4)	(112.4)
Amount owing at end of the year	21.0	17.9	20.6
Translation	(0.1)	0.8	0.7
Total royalties paid	$ (113.4)	$ (112.3)	$ (108.8)